Stockholders' Equity - Narrative (Details) $ / shares in Units, $ in Thousands			1 Months Ended				3 Months Ended	9 Months Ended	12 Months Ended
	Oct. 15, 2021 $ / shares shares	Apr. 06, 2021 shares	Oct. 31, 2021 USD ($)	Aug. 31, 2021 shares	Mar. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Oct. 14, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Aug. 31, 2021 USD ($)	Aug. 31, 2021 d	Aug. 31, 2021	Oct. 01, 2020 shares	Aug. 03, 2020 shares	May 31, 2020	May 31, 2020 shares	May 31, 2020 $ / shares	May 31, 2020 USD ($)	May 31, 2020 d	May 31, 2020	May 19, 2020 USD ($)	Feb. 19, 2020 USD ($) d $ / shares shares
Class of Stock [Line Items]
Preferred stock, shares authorized							1,000,000
Preferred stock, par value (in dollars per share) | $ / shares							$ 0.0001
Preferred stock, shares issued							0
Temporary equity shares issued									103,318,325
Temporary equity shares outstanding									85,875,000
Issuance of voting units | $					$ 299,700
Conversion of stock (in shares)							17,473,362
Exercise price (in dollars per share) | $ / shares							$ 11.50
Impairment of long-lived assets | $							$ 1,196	$ 3,598	$ 15,292
Selling, general and administrative | $							$ 8,521	$ 20,309	$ 8,219
VPC IMPACT ACQUISITION HOLDINGS [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized								1,000,000	1,000,000
Preferred stock, par value (in dollars per share) | $ / shares								$ 0.0001	$ 0.0001
Preferred stock, shares issued								0	0
Preferred stock, shares outstanding								0	0
Exercise price (in dollars per share) | $ / shares								$ 11.50
Expected term (years)								5 years
Customer Consideration Asset
Class of Stock [Line Items]
Impairment of long-lived assets | $			$ 3,600
Fair value of impaired asset | $			$ 0
Class B Warrant
Class of Stock [Line Items]
Exercise price (in dollars per share) | $ / shares																						$ 1.00
Expected term (years)																						3 years
Fair value of warrant | $																						$ 5,400
Class B Warrant | Dividend yield | Black-Scholes Model
Class of Stock [Line Items]
Warrant measurement input | d																						0
Class C Warrant
Class of Stock [Line Items]
Exercise price (in dollars per share) | $ / shares	$ 1.11																$ 1.11
Expected term (years)				3 days 1 hour											4 years 4 months 6 days
Fair value of warrant | $										$ 1,000								$ 1,600
Number of warrant units amended to change the service conditions				781,515
Number of warrant units with service conditions left unchanged				2,822,085
Warrant units vested but not exercised (in shares)							172,055
Warrant units not vested or exercised (in shares)							621,297
Selling, general and administrative | $							$ 0	$ 1,000
Class C Warrant | Dividend yield | Black-Scholes Model
Class of Stock [Line Items]
Warrant measurement input											0	0							0	0
Opco Plan
Class of Stock [Line Items]
Accelerated costs | $							$ 47,200	30,600	$ 9,600
ICE
Class of Stock [Line Items]
Issuance of voting units (in shares)						400,000,000
ICE | Developed Technology
Class of Stock [Line Items]
Developed technology assets contributed by ICE | $						$ 1,700
Minority Investor | Affiliated Entity | Class C Warrant
Class of Stock [Line Items]
Fair value of warrant | $																					$ 1,600
IFUS and ICUS | Affiliated Entity | Triparty Agreement
Class of Stock [Line Items]
Reduction in revenue related to capital contribution | $								$ 200	$ 700
Common Class A
Class of Stock [Line Items]
Common stock, shares authorized							750,000,000
Common stock, par value (in dollars per share) | $ / shares	0.0001						$ 0.0001
Common stock, shares issued (in shares)							57,164,388
Common stock, shares outstanding							57,164,388
Conversion of stock (in shares)							7,194,928
Common Class A | VPC IMPACT ACQUISITION HOLDINGS [Member]
Class of Stock [Line Items]
Common stock, shares authorized								200,000,000	200,000,000
Common stock, par value (in dollars per share) | $ / shares								$ 0.0001	$ 0.0001
Common Class A | Founder Shares [Member] | VPC IMPACT ACQUISITION HOLDINGS [Member]
Class of Stock [Line Items]
Percentage of common stock shares outstanding								20.00%
Common Class A | Non-US [Member] | VPC IMPACT ACQUISITION HOLDINGS [Member]
Class of Stock [Line Items]
Common stock description of voting rights								ten votes per share
Class V Common Stock
Class of Stock [Line Items]
Common stock, shares authorized							250,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001						$ 0.0001
Common stock, shares issued (in shares)	207,406,648						206,271,792
Common stock, shares outstanding							206,271,792
Class V Common Stock | VPC IMPACT ACQUISITION HOLDINGS [Member]
Class of Stock [Line Items]
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001
Class V Common Stock | Opco
Class of Stock [Line Items]
Conversion of stock (in shares)	208,200,000
Class V Common Stock | Opco | VPC IMPACT ACQUISITION HOLDINGS [Member]
Class of Stock [Line Items]
Common stock, shares issued (in shares)	207,406,648
Class V Common Stock | Opco | Conversion Of Opco Class A, Class B, And Class C Voting Units Into Class V Common Stock
Class of Stock [Line Items]
Conversion of stock (in shares)	189,933,286
Class V Common Stock | Opco | Issuance Of Class V Common Stock For Opco Class C Warrants And Incentive Units
Class of Stock [Line Items]
Conversion of stock (in shares)	17,473,362
Class A Voting Units | Opco
Class of Stock [Line Items]
Conversion of stock (in shares)	400,000,000
Class A Voting Units | Opco | Conversion Of Opco Class A, Class B, And Class C Voting Units Into Class V Common Stock
Class of Stock [Line Items]
Conversion of stock (in shares)	(400,000,000)
Class B Voting Units
Class of Stock [Line Items]
Exercise of warrants (in shares)		9,953,454
Class B Voting Units | Class B Warrant
Class of Stock [Line Items]
Warrants issued, number of units called by warrants (in shares)																						15,000,000
Class B Voting Units | Opco | Conversion Of Opco Class A, Class B, And Class C Voting Units Into Class V Common Stock
Class of Stock [Line Items]
Conversion of stock (in shares)	(192,453,454)
Class B Voting Units | ICE
Class of Stock [Line Items]
Issuance of voting units | $						111,500
Class B Voting Units | ICE and Certain Minority Investors
Class of Stock [Line Items]
Issuance of voting units | $						182,500
Class B Voting Units | Minority Investor
Class of Stock [Line Items]
Issuance of voting units | $						$ 71,000
Class C Voting Units
Class of Stock [Line Items]
Issuance of voting units (in shares)					270,000,000
Shares issued, price per share (in dollars per share) | $ / shares					$ 1.11
Class C Voting Units | Conversion Of Opco Class A, Class B, And Class C Voting Units Into Class V Common Stock
Class of Stock [Line Items]
Conversion of stock (in shares)	270,270,270
Class C Voting Units | Class C Warrant
Class of Stock [Line Items]
Warrants issued, number of units called by warrants (in shares)																3,603,600
Class C Voting Units | Opco | Conversion Of Opco Class A, Class B, And Class C Voting Units Into Class V Common Stock
Class of Stock [Line Items]
Conversion of stock (in shares)	(270,270,270)
Class B Warrant | Dividend yield | Black-Scholes Model
Class of Stock [Line Items]
Warrant measurement input																						0
Paired Interest Rights | Class C Warrant
Class of Stock [Line Items]
Warrants issued, number of units called by warrants (in shares)	793,352
Common Class B [Member]
Class of Stock [Line Items]
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001
Common stock, shares outstanding								5,184,300	5,184,300
Common Class B [Member] | VPC IMPACT ACQUISITION HOLDINGS [Member]
Class of Stock [Line Items]
Common stock, shares authorized								20,000,000	20,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001							$ 0.0001	$ 0.0001
Common stock, shares issued (in shares)								5,184,300	5,184,300
Common stock, shares outstanding								5,184,300	5,184,300
Common stock description of voting rights								one vote
Common Class B [Member] | Founder Shares [Member] | VPC IMPACT ACQUISITION HOLDINGS [Member]
Class of Stock [Line Items]
Common stock, shares outstanding													5,184,300	5,690,000
Percentage of common stock shares outstanding														20.00%
Common Class B [Member] | Non-US [Member] | VPC IMPACT ACQUISITION HOLDINGS [Member]
Class of Stock [Line Items]
Common stock description of voting rights								one vote per share
Common Class B [Member] | Opco
Class of Stock [Line Items]
Conversion of stock (in shares)	192,453,454
Class A Common Stock Subject to Possible Redemption [Member] | VPC IMPACT ACQUISITION HOLDINGS [Member]
Class of Stock [Line Items]
Temporary equity shares issued								20,737,202	20,737,202
Temporary equity shares outstanding								20,737,202	20,737,202